Property and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

5	Property and equipment

	Office equipment	Computer equipment	Field equipment	Buildings	Right-of-use assets	Total
Cost

Balance, January 1, 2019	$50	$143	$35	$41	$—	$269
Additions	—	—	—	—	337	337
Disposals	—	(33)	(37)	—	—	(70)
Foreign exchange	3	4	2	3	4	16

Balance, December 31, 2019	53	114	—	44	341	552
Foreign exchange	1	4	—	1	4	10

Balance at December 31, 2020	54	118	—	45	345	562
Additions	—	33	—	—	—	33
Disposals	(3)	(123)	—	—	—	(126)
Foreign exchange	1	2	—	1	2	6

Balance at December 31, 2021	$52	$30	$—	$46	$347	$475

Accumulated depreciation
Balance, January 1, 2019	$(15)	$(125)	$(31)	$(11)	$—	$(182)
Depreciation	(7)	(2)	—	(6)	(90)	(105)
Disposals	—	32	33	—	—	65
Foreign exchange	(1)	(8)	(2)	(1)	(2)	(14)

Balance, December 31, 2019	(23)	(103)	—	(18)	(92)	(236)
Depreciation	(6)	(4)	—	(5)	(83)	(98)
Foreign exchange	—	(3)	—	—	(5)	(8)

Balance at December 31, 2020	(29)	(110)	—	(23)	(180)	(342)
Disposals	3	110	—	—	—	113
Depreciation	(7)	(6)	—	(6)	(99)	(118)
Foreign exchange	1	(1)	—	—	—	—
Balance at December 31, 2021	$(32)	$(7)	$—	$(29)	$(279)	$(347)

Net book value
January 1, 2020	$40	$11	$—	$26	$249	$316
December 31, 2020	$25	$8	$—	$22	$165	$220

December 31, 2021	$20	$23	$—	$17	$68	$128